111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

October 29, 2015

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:               MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® U.S. Government Money Market Fund; Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 67 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 65 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of changes to the investment strategies.

If you have any questions concerning the foregoing, please call the Nick Pirrotta at (617) 954-5846.

Sincerely,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/bjn

Enclosures